BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
BORROWINGS
Schedule of the Group's notes

	Currency	Interest rate	2011	2010
MTS International Notes due 2020	USD	8.625%	$750,000	$750,000
MTS OJSC Notes due 2020	RUB	8.15%	465,895	492,176
MTS OJSC Notes due 2016	RUB	14.25%	465,895	492,176
MTS OJSC Notes due 2014	RUB	7.60%	422,988	492,176
MTS Finance Notes due 2012(1)	USD	8.00%	400,000	400,000
MTS OJSC Notes due 2017	RUB	8.70%	310,597	328,117
MTS OJSC Notes due 2018	RUB	8.00%	298,499	315,337
MTS OJSC Notes due 2015	RUB	7.75%	234,097	39,823
MTS OJSC Notes due 2013	RUB	7.00%	13,318	13,249
Plus: unamortized premium			608	—
Less: unamortized discount			(15)	(202)

Total notes			$3,361,882	$3,322,852
Less: current portion			(865,880)	(492,176)

Total notes, long-term			$2,496,002	$2,830,676

(1)
Fully repaid on January 25, 2012

Dates of announcement of the sequential coupon for notes

MTS OJSC Notes due 2016	June 2012
MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

Fair value of notes based on market quotes at the stock exchanges where they are traded

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	107.33	$804,975
MTS OJSC Notes due 2016	MICEX	103.60	482,667
MTS OJSC Notes due 2020	MICEX	96.90	451,452
MTS OJSC Notes due 2014	MICEX	97.55	412,625
MTS Finance Notes due 2012	Luxembourg stock exchange	100.50	402,000
MTS OJSC Notes due 2018	MICEX	101.50	303,019
MTS OJSC Notes due 2017	MICEX	96.15	298,639
MTS OJSC Notes due 2015	MICEX	97.50	228,245
MTS OJSC Notes due 2013	MICEX	95.00	12,652

Total notes			$3,396,274

Schedule of the Group's loans from banks, financial institutions, and related parties

			December 31,
		Interest rate (actual at December 31, 2011)
	Maturity		2011	2010
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2012 - 2020	LIBOR+1.15% (1.96%)	$580,742	$—
Skandinavska Enskilda Banken AB	2012 - 2017	LIBOR+0.23% - 1.8% (1.03% - 2.61%)	204,507	242,013
EBRD	2012 - 2014	LIBOR+1.51% - 3.1% (2.32% - 3.91%)	83,333	116,667
HSBC Bank plc and ING BHF Bank AG	2012 - 2014	LIBOR+0.3% (1.11%)	51,503	71,244
Citibank International plc and ING Bank N.V.	2012 - 2013	LIBOR+0.43% (1.23%)	40,688	62,486
HSBC Bank plc, ING Bank and Bayerische Landesbank	2012 - 2015	LIBOR+0.3% (1.11%)	42,961	59,570
Commerzbank AG, ING Bank AG and HSBC Bank plc	2012 - 2014	LIBOR+0.3% (1.11%)	36,495	51,285
Barclays	Fully repaid in February 2011	—	—	46,047
ABN AMRO Bank N.V.	2012 - 2013	LIBOR+0.35% (1.16%)	12,574	18,861
Other	2012 - 2013	Various	9,356	7,569

			$1,062,159	$675,742
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2012 - 2018	EURIBOR+1.65% (3.27%)	$64,033	$52,159
LBBW	2012 - 2017	EURIBOR+0.75% (2.37%)	36,215	43,201
Bank of China	2012 - 2016	EURIBOR+1.95% (3.57%)	116,812	35,123
ABN AMRO Bank N.V.	2012 - 2013	EURIBOR+0.35% (1.97%)	8,958	13,740
Other	2012 - 2013	Various	8,064	3,060

			$234,082	$147,283
RUB-denominated:
Sberbank	2015 - 2017	8.50%(1)	$3,105,967	$1,968,704
Bank of Moscow	2013	7.80%	434,835	459,364
Gazprombank	2013 - 2015	8.75%	341,656	360,929
Gazprombank	2013 - 2015	8.75%	130,451	137,809
Sberbank	2011	—	—	19,234
Other	2012 - 2023	Various	25,057	34,377

			$4,037,966	$2,980,417
Debt-related parties	2012	Various	6,799	14,563

			$6,799	$14,563
Total bank loans			$5,341,006	$3,818,005
Less: current portion			(283,025)	(256,052)

Total bank loans, long-term			$5,057,981	$3,561,953

(1)
Initially the interest rate on the Sberbank RUB-denominated credit facilities due 2015-2017 of 8.95% was valid till March 2011 and for the period from December 2013 till the final maturity date in December 2017. In August 2011 the interest rate for the period from December 2013 till the final maturity date in December 2017 was decreased by 0.45% to 8.5%. The interest rate for the period from March 2011 till August 16, 2011 depended on the volume of turnovers on the bank accounts of certain entities of the Group and in fact was 8.95%. The interest rate for the period starting from August 17, 2011 till December 2013 also depends on the volume of turnovers on the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.5%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.

Schedule of the Group's total available credit facilities

	Maturity	Interest rate	Commitment fees	Available till	Available amount
Calyon, ING Bank N.V. and Nordea Bank AB	2019/2020	LIBOR + 1.15%	0.40%	December 2012	$468,710
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	June 2012/ February 2013	388,290
Sberbank	2014	MosPrime 3m+1.325%	0.10%	September 2014	310,597
ING Bank Eurasia	2012	MosPrime/LIBOR/EURIBOR + 1.25%	—	July 2012	77,649
Gazprombank	2013	MosPrime + 1.425%	—	June 2013	76,096

Total available credit facilities					$1,321,342

Aggregated scheduled maturities of principal on notes and bank loans

	Notes	Bank loans
Payments due in the year ended December 31,
2012	$865,880	$283,025
2013	311,817	785,015
2014	422,988	512,403
2015	700,600	1,266,546
2016	—	1,184,419
Thereafter	1,060,597	1,309,598

Total	$3,361,882	$5,341,006